Consolidated Balance Sheets (Parenthetical) - USD ($)	Jul. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Unamortized debt discount	$ 47,304	$ 15,000	$ 33,760
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	74,500,000	74,500,000	74,500,000
Common stock, shares issued	50,069,244	49,813,861	18,671,159
Common stock, shares outstanding	50,069,244	49,813,861	18,671,159
Common Class A [Member]
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	500,000	500,000	500,000
Common stock, shares issued	500,000	500,000	102,000
Common stock, shares outstanding	500,000	500,000	102,000